Short-Term and Long-Term Bank Loans	12 Months Ended
Dec. 31, 2012
Short-term and Long-term Bank Loans [Abstract]
Short-term and Long-term Bank Loans

(12) Short-term and Long-term Bank Loans

	Interest rate	December 31,2012		December 31,2011
Lender	per annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 25, 2011 to May 7, 2012	7.87%	-	-	30,000
- May 25, 2011 to May 14, 2012	7.87%	-	-	35,000
- May 25, 2011 to May 21, 2012	7.87%	-	-	35,000
- May 30, 2011 to April 17, 2012	7.87%	-	-	30,000
- April 26, 2011 to April 25, 2012	4.27%	-	-	18,501
- May 11, 2012 to May 7, 2013	7.87%	10,000	1,605	-
- May 8, 2012 to April 5, 2013	7.87%	30,000	4,815	-
- May 9, 2012 to April 15, 2013	7.87%	35,000	5,618	-
- May 9, 2012 to April 26, 2013	7.87%	35,000	5,618	-

Bank of Weifang
- January 16, 2009 to January 12, 2012	0.00%	-	-	10,000
- January 13, 2010 to January 12, 2012	0.00%	-	-	10,000

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.35%	10,000	1,605	10,000
		120,000	19,261	178,501
Less: amounts classified as short-term		(110,000)	(17,656)	(168,501)
		10,000	1,605	10,000

Notes:

The Company has entered into five loan agreements with commercial banks to finance its working capital, R&D investment and construction. The weighted average interest rate of short-term bank loans outstanding as of December 31, 2012 and 2011 was 7.66% and 5.77% per annum, respectively.

The principal amounts of the above short-term loans are repayable at the end of the loan period.

The Company obtained five short-term loans from Bank of Communications Co., Ltd. on May 8, 2012, May 9, 2012 and May 11, 2012, for a total amount of RMB120,000 (US$19,261), including: (i) RMB30,000 (US$4,815) on May 8, 2012, maturing on April 5, 2013; (ii) two bank loans each for the amount of RMB35,000 (US$5,618) on May 9, 2012, maturing on April 15, 2013 and April 26, 2013, respectively; and (iii) two bank loans each for the amount of RMB10,000 (US$1,605) on May 11, 2012, maturing on December 26, 2012 and May 7, 2013, respectively. The annual interest rate of the new bank loans has increased by 20% compared with the benchmark interest rate announced by the People's Bank of China on the date when the loan was credited to our bank account. As of December 31, 2012, the new loan annual interest rate is 7.87%. We made two payments, each for the amount of RMB30,000 (US$4,815) and one payment of RMB18,501 (US$2,970) to Bank of Communications Co., Ltd. in April 2012. We paid off three short-term loans to Bank of Communications Co., Ltd. in May 2012, each for the amount of RMB30,000 (US$4,815), RMB35,000 (US$5,618) and RMB35,000 (US$5,618), respectively. We made a payment of RMB10,000 (US$1,605) to Bank of Communications Co., Ltd. in December 2012. As of December 31, 2012 and 2011, the balance of short-term loans was RMB110,000 (US$17,656) and RMB168,501, respectively.

On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,605) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$538) per year with the remaining principal balance of RMB3,300 (US$530) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People's Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2012 is 6.35%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2012		December 31,2011	December 31,2010
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	110,000	17,656	150,000	162,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,605	10,000	10,000
Restricted cash	-	-	18,501	-
	120,000	19,261	178,501	172,000

Long-term bank loans maturity for the next five years after December 31, 2012 are as follows:

	RMB	US$
Fiscal 2013	-	-
Fiscal 2014	-	-
Fiscal 2015	3,350	538
Fiscal 2016	3,350	538
Fiscal 2017	3,300	530